Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Provision for income tax at the applicable statutory tax rate	₱ 3,377	₱ 8,538	₱ 9,906
Tax effects of:
Equity share in net loss (income) of associates and joint ventures	427	(284)	(20)
Nondeductible expenses	145	558	144
Loss (income) not subject to income tax	16	(50)	(27)
NOLCO/MCIT expiration	3	248	352
Tax adjustment due to CREATE		94
Special deductible items and income subject to lower tax rate	(141)	(204)	(537)
Income subject to final tax	(185)	(186)	(189)
Difference between Optional Standard Deduction, OSD, and itemized deductions	(765)	(610)	(426)
Net movement in unrecognized deferred income tax assets and other adjustments	(103)	(626)	(762)
Actual provision for corporate income tax	₱ 2,774	₱ 7,478	₱ 8,441